SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Leases
Operating leases	$ 414,865	$ 448,240	$ 593,389
Total lease assets	414,865	448,240	593,389
Operating leases	33,790	$ 41,385	$ 134,578
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating leases	416,277	$ 440,478	$ 461,515
Total lease liabilities	$ 450,067	$ 481,863	$ 596,093